Fair Value of Financial Instruments - Schedule of Changes in the Fair Value of Level 3 Financial Instruments (Detail) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	$ (49,293)	$ (162)	$ (162)	$ (115)
Recognition of preferred stock warrant and tranche liability upon issuance			(691)	(53)
Change in the fair value included in other income (expense), net			(48,440)	6
Fair Value, ending balance	0	(162)	(49,293)	(162)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	(49,293)	(162)	(162)	(115)
Change in the fair value included in other income (expense), net	(8,804)	0
Private placement warrant liability acquired as part of the merger	0
Issuance of preferred stock upon exercise of warrants	58,097
Fair Value, ending balance	0	(162)	(49,293)	(162)
Redeemable Convertible Preferred Stock Trache Liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recognition of preferred stock warrant and tranche liability upon issuance			(1,610)
Redeemable Convertible Preferred Stock Trache Liability [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Settlement of redeemable convertible preferred stock tranche liability due to the issuance of Series B redeemable convertible preferred stock, included in other income (expense), net			1,610
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	0	0	0
Change in the fair value included in other income (expense), net			(5,308)
Extinguishment of derivative liability upon conversion of convertible notes			5,308
Fair Value, ending balance	0	(5,308)	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Change in the fair value included in other income (expense), net	0	(5,308)
Private placement warrant liability acquired as part of the merger	0
Issuance of preferred stock upon exercise of warrants	0
Fair Value, ending balance	0	(5,308)	0	0
Private Placement Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, beginning balance	0	0	0
Fair Value, ending balance	(14,725)	0	0	0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, beginning balance	0	0	0
Change in the fair value included in other income (expense), net	4,652	0
Private placement warrant liability acquired as part of the merger	(19,377)
Issuance of preferred stock upon exercise of warrants	0
Fair Value, ending balance	$ (14,725)	$ 0	$ 0	$ 0